Segmented information - Disclosure of operating segment information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Segment revenue	$ 12,867,201	$ 12,126,793
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	2,086,636	1,952,161
Acquisition-related and integration costs (Note 26c)	(27,654)	(7,371)
Net finance costs	(92,023)	(106,798)
Earnings before income taxes	1,966,959	1,837,992
Amortization and depreciation, without amortization of deferred financing fees	470,572	508,071
Impairment included in amortisation from business solutions and contract costs	3,359	8,713
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	2,152,113	1,917,760
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	289,730	269,350
Amortization and depreciation, without amortization of deferred financing fees	62,922	60,186
Impairment included in amortisation from business solutions and contract costs		3,058
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	2,075,321	1,800,747
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	304,767	281,217
Amortization and depreciation, without amortization of deferred financing fees	70,417	71,037
Canada
Disclosure of operating segments [line items]
Segment revenue	1,981,380	1,755,804
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	463,289	390,370
Amortization and depreciation, without amortization of deferred financing fees	57,528	65,038
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,750,902	1,607,431
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	276,395	252,657
Amortization and depreciation, without amortization of deferred financing fees	54,073	49,636
Scandinavia and Central Europe
Disclosure of operating segments [line items]
Segment revenue	1,571,118	1,663,470
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	125,728	138,191
Amortization and depreciation, without amortization of deferred financing fees	91,435	102,474
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,291,125	1,355,603
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	200,117	218,624
Amortization and depreciation, without amortization of deferred financing fees	40,765	57,888
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	729,024	768,994
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	96,651	114,358
Amortization and depreciation, without amortization of deferred financing fees	33,219	39,275
Impairment included in amortisation from business solutions and contract costs		3,490
Northwest and Central-East Europe
Disclosure of operating segments [line items]
Segment revenue	692,859	716,183
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	88,287	79,898
Amortization and depreciation, without amortization of deferred financing fees	34,323	35,298
Impairment included in amortisation from business solutions and contract costs	2,131
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	799,661	680,554
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	241,672	207,496
Amortization and depreciation, without amortization of deferred financing fees	25,890	27,239
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(176,302)	(139,753)
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	$ 0	$ 0